CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Amortized cost
Within one year	$ 98,208	$ 92,048
After one year through five years	122,391	69,862
Total	220,599	161,910
Gross unrealized gains
Within one year	0	141
After one year through five years	0	262
Total	0	403
Gross unrealized losses
Within one year	(166)	(3)
After one year through five years	(1,080)	(2)
Total	(1,246)	(5)
Fair value
Within one year	98,042	92,186
After one year through five years	121,311	70,122
Total	$ 219,353	$ 162,308